RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships
(1)	Related party relationships

Schedule of due from related parties, net of bad debt allowance	(1)Due from related parties, net of bad debt allowance
Schedule of due to related parties

	September 30,
	2020	2021
	RMB	RMB

Linze Origin Seeds Limited	300	300
Henan Agriculture University	1,000	1,000
Xinjiang Ginbo Seeds Center (i) (ii)	54	54
Xinjiang Production And Construction Corps 5th Division State-owned Assets Management Co.,Ltd. (ii)	10,000	10,000
Companies controlled by the Company’s directors (ii)	1,633	1,556
NCI	10,176	11,348
The Company’s Chairman (ii)	1,704	1,020
Close family of the Company’s Chairman (ii)	680	3,641
YingDe	934	1,350
	26,481	30,269

Note (i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand, and has been transferred to Xinjiang Production And Construction Corps 5th Division State-owned Assets Management Co.,Ltd. for the years ended September 30, 2020.

Note (ii):In the ordinary course of business, the Company purchases raw materials from and sells product to related parties, and related parties also provide cash to fund the Company’s operations.

(3)	Transactions with related parties

Schedule of related party transactions
(a)	Sales to

	Year ended
	September 30,
	2019	2020	2021
	RMB	RMB	RMB
Linze Origin Seeds Limited	83	—	—
Beijing Shihui	20,823	—	1,706
YingDe	—	5,315	3,134
NCI	17,081	10,612	5,967
Zhengzhou Branch	—	—	—
	37,987	15,927	10,808

(b)	Purchase from

	Year ended
	September 30,
	2019	2020	2021
	RMB	RMB	RMB
Denong	—	166	—
YingDe	—	10,975	11,700
Linze Origin Seeds Limited	—	3,416	4,706
Beijing Shihui	—	—	360
Close family of the Company’s Chairman	—	32	333
NCI	—	2,861	2,227
	—	17,450	19,326